Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	MARKET VECTORS ETF TRUST
Central Index Key	dei_EntityCentralIndexKey	0001137360
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
Prospectus Date	rr_ProspectusDate	May 01, 2012
MARKET VECTORS STEEL ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Market Vectors Steel ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the NYSE Arca Steel Index (the “Steel Index”).
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in common stocks and ADRs of companies involved in the steel industry. The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Steel Index by investing in a portfolio of securities that generally replicates the Steel Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Steel Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. The Fund normally invests at least 80% of its total assets in securities that comprise the Steel Index.

The Fund may also utilize convertible securities and participation notes to seek performance that corresponds to the Steel Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Steel Index concentrates in an industry or group of industries.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its total assets in common stocks and ADRs of companies involved in the steel industry.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Risk of Investing in the Steel Industry. Because the Fund primarily invests in stocks and ADRs of companies that are involved in a variety of activities related to steel production, it is subject to certain risks associated with such companies. Competitive pressures may have a significant effect on the financial condition of such companies in the steel industry. Also, these companies are highly dependent on the price of steel. These prices may fluctuate substantially over short periods of time, so the Fund’s Share price may be more volatile than other types of investments. These companies are also affected by changes in government regulation, world events and economic conditions. Companies involved in the steel industry may benefit from government subsidies or certain trade protections. If those subsidies or trade protections are reduced or removed, the profits of companies engaged in the steel industry may be affected, potentially drastically. In addition, these companies are at risk for environmental damage claims.

Risk of Investing in the Mining Industry. To the extent the Steel Index includes securities of issuers in the mining industry, the Fund will invest in companies in such industry. As such, the Fund may be sensitive to changes in, and its performance may depend on, the overall condition of the mining industry. Competitive pressures may have a significant effect on the financial condition of such companies. Mining companies are highly dependent on the price of the underlying metal or element. These prices may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Index Tracking Risk. The Fund’s return may not match the return of the Steel Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Steel Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Steel Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Steel Index, the Fund’s return may deviate significantly from the return of the Steel Index. In addition, the Fund may not be able to invest in certain securities included in the Steel Index, or invest in them in the exact proportions they represent of the Steel Index, due to legal restrictions or limitations imposed by the governments of certain countries or a lack of liquidity on stock exchanges in which such securities trade.

Replication Management Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Steel Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Risk of Investing in ADRs. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. With respect to ADRs not included in the Steel Index, the Fund’s investments in ADRs may be less liquid than the underlying shares in their primary trading market and may negatively affect the Fund’s ability to replicate the performance of the Steel Index. In addition, investments in ADRs may increase tracking error.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single company. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk because the Steel Index it seeks to replicate is comprised of securities of a very limited number of companies.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Steel Index concentrates in a particular sector or sectors or industry or group of industries. Based on the current composition of the Steel Index, it is expected that the Fund’s assets will be concentrated in the materials sector and that the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single company. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk because the Steel Index it seeks to replicate is comprised of securities of a very limited number of companies.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and five years compared with the Fund’s benchmark index and a broad measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at vaneck.com/etf.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and five years compared with the Fund's benchmark index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vaneck.com/etf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	53.31%	2Q ’09
Worst Quarter	-50.25%	3Q ’08

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	53.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(50.25%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MARKET VECTORS STEEL ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.74%
MARKET VECTORS STEEL ETF | NYSE Arca Steel Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(32.76%)
5 Years	rr_AverageAnnualReturnYear05	2.97%
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
MARKET VECTORS STEEL ETF | MARKET VECTORS STEEL ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%	[1]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	321
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	723
Annual Return 2007	rr_AnnualReturn2007	84.36%
Annual Return 2008	rr_AnnualReturn2008	(63.79%)
Annual Return 2009	rr_AnnualReturn2009	112.51%
Annual Return 2010	rr_AnnualReturn2010	19.39%
Annual Return 2011	rr_AnnualReturn2011	(32.70%)
1 Year	rr_AverageAnnualReturnYear01	(32.70%)
5 Years	rr_AverageAnnualReturnYear05	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2006
MARKET VECTORS STEEL ETF | MARKET VECTORS STEEL ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(33.25%)
5 Years	rr_AverageAnnualReturnYear05	1.91%
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
MARKET VECTORS STEEL ETF | MARKET VECTORS STEEL ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(21.25%)
5 Years	rr_AverageAnnualReturnYear05	1.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.12%

[1]	The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of the Fund's average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.